Changes in Accounting Policies - Impact of Applying the Classification Overlay (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	$ 157,035		$ 170,474
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			4,025
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	19
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	157,054		174,499
Accumulated other comprehensive income	714	$ 772	872
Equity	22,887	24,200	22,206
Mortgages and loans (Notes 5 and 6)	51,253	54,600	55,727
Retained earnings
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity	11,729	12,157
Accumulated other comprehensive income (loss), net of taxes
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity	160	$ 765
Classification overlay | Retained earnings
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity			2,873
Classification overlay | Accumulated other comprehensive income (loss), net of taxes
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity			(116)
Classification overlay | IFRS 9 Adjustments
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Retained earnings			2,873
Accumulated other comprehensive income			(116)
Equity			397
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Accumulated other comprehensive income	553		(116)
Mortgages and loans (Notes 5 and 6)	98
Increase (decrease) due to changes in accounting policy required by IFRSs | Accumulated other comprehensive income (loss), net of taxes
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity	553
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 9 Adjustments
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity			4,007
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 9 Adjustments | Retained earnings
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity	(553)
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS 9 Adjustments | Accumulated other comprehensive income (loss), net of taxes
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Equity	553
Mortgages and loans
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	4,025
Private fixed income assets | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Increase (decrease) in financial assets	(634)
Assets impacted by classification overlay | Financial assets, transfer from available-for-sale to fair value through profit or loss | Debt securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	302		125
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	3,079
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	3,381		125
Assets impacted by classification overlay | Financial assets, transfer from available-for-sale to fair value through profit or loss | Equity securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	324		1,575
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	(70)
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	254		1,575
Assets impacted by classification overlay | Financial assets, transfer from available-for-sale to fair value through profit or loss | Other financial invested assets
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	996		781
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	996		781
Assets impacted by classification overlay | Financial assets, transfer from available-for-sale to fair value through profit or loss | Other financial invested assets (CLOs)
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	2,880
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	2,880
Assets impacted by classification overlay | Financial assets, transfer from available-for-sale to fair value through profit or loss two | Debt securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	59,055
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	(794)
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	58,261
Assets impacted by classification overlay | Financial assets, transfer from available-for-sale to fair value through other comprehensive income | Debt securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	16,545		12,604
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	(2,285)
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	14,260		12,604
Assets impacted by classification overlay | Financial assets, transfer from available-for-sale to fair value through other comprehensive income | Equity securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	70
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	70
Assets impacted by classification overlay | Financial assets, transfer from fair value through profit or loss to fair value through other comprehensive income | Debt securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments			3,549
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments			3,549
Assets impacted by classification overlay | Financial assets, transfer from loans and receivables to fair value through profit or loss | Mortgages and loans
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	47,208		47,772
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			4,015
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	150
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	47,358		51,787
Assets impacted by classification overlay | Financial assets, transfer from loans and receivables to fair value through other comprehensive income | Mortgages and loans
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	1,804		1,594
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			20
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	(150)
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	1,654		1,614
Assets impacted by classification overlay | Financial assets, transfer from loans and receivables to fair value through other comprehensive income | Other financial invested assets (CLOs)
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments			1,865
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			(10)
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments			1,855
Assets impacted by classification overlay | Financial assets, transfer from loans and receivables to amortised cost | Mortgages and loans
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	2,241		2,326
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	19
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	2,260		2,326
Assets not impacted by classification overlay | FVTPL | Debt securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments			72,449
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments			72,449
Assets not impacted by classification overlay | FVTPL | Equity securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	6,824		7,538
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	6,824		7,538
Assets not impacted by classification overlay | FVTPL | Other financial invested assets
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	5,542		4,435
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	5,542		4,435
Assets not impacted by classification overlay | FVTPL | Derivative investments
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	2,095		1,583
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	2,095		1,583
Assets not impacted by classification overlay | FVTPL | Cash, cash equivalents and short-term securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount immediately before applying amendments	11,219		12,278
Financial assets affected by amendments to IFRS 9 made by IFRS 17, impact of amendments			0
Increase (decrease) in financial assets on basis of measurement category, initial application of IFRS 9	0
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9	0
Financial assets affected by amendments to IFRS 9 made by IFRS 17, carrying amount after applying amendments	$ 11,219		$ 12,278